Note 10 - Common Stock and Additional Paid-In Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended						0 Months Ended	1 Months Ended
	Apr. 21, 2014	Mar. 19, 2014	Jun. 24, 2011	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 02, 2014 Subsequent Event [Member]	Apr. 21, 2014 Subsequent Event [Member]	Mar. 19, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]
Note 10 - Common Stock and Additional Paid-In Capital (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	7		10				7	7
Common Stock, Shares, Outstanding (in Shares)	8,310,004			8,310,004	2,469,648	2,449,648		8,310,004
Share Price (in Dollars per share)		$ 8.404	$ 0.01					$ 0.01	$ 8.4	$ 0.01
Business Combination, Consideration Transferred (in Dollars)		$ 43,333							$ 43,300
Payments to Acquire Businesses, Gross (in Dollars)		$ 2,500							$ 2,500
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)		5,833,214							5,833,214